UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02661

Name of Fund: BlackRock Asian Dragon Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Asian Dragon Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2018

Date of reporting period: 03/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) March 31, 2018	BlackRock Asian Dragon Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 92.8%

China — 33.5%
Alibaba Group Holding Ltd. — ADR(a)	49,473	$9,080,274
BAIC Motor Corp. Ltd., Class D(b)	1,281,000	1,584,761
Baidu, Inc. — ADR(a)	7,608	1,698,030
Bank of China Ltd., Class H	5,728,000	3,128,972
BBMG Corp., Class H	3,387,000	1,543,451
China Construction Bank Corp., Class H	9,299,000	9,712,842
China Oilfield Services Ltd., Class H	1,882,000	1,974,276
China Pacific Insurance Group Co. Ltd., Class H	426,400	1,934,880
China Resources Land Ltd.	1,358,000	4,990,186
Chongqing Rural Commercial Bank, Co. Ltd., Class H	1,088,000	841,038
CNOOC Ltd.	2,741,000	4,058,567
Guangshen Railway Co. Ltd.	2,862,000	1,704,225
Huaneng Power International, Inc., Class H	2,562,000	1,730,760
Li Ning Co. Ltd.(a)	973,082	1,001,912
NetEase, Inc. — ADR	7,277	2,040,398
PetroChina Co. Ltd., Class H	6,232,000	4,328,856
Ping An Insurance Group Co. of China Ltd., Class H	471,500	4,861,480
Tencent Holdings Ltd.	251,600	13,505,772

		69,720,680
Hong Kong — 7.8%
AIA Group Ltd.	274,600	2,347,466
BOC Hong Kong Holdings Ltd.	385,500	1,891,178
CK Asset Holdings Ltd.	412,000	3,476,896
Crystal International Group Ltd.(a)(b)	1,371,669	1,391,798
Hong Kong Exchanges & Clearing Ltd.	53,600	1,765,426
Melco Resorts & Entertainment Ltd. — ADR	150,433	4,359,548
SJM Holdings Ltd.	1,223,000	1,071,461

		16,303,773
India — 14.7%
Axis Bank Ltd.	138,939	1,096,318
Bharat Petroleum Corp. Ltd.	439,019	2,898,109
Fortis Healthcare, Ltd.(a)	401,210	768,649
Godrej Industries Ltd.	247,297	2,097,191
IndusInd Bank Ltd.	183,765	5,097,945
Jindal Steel & Power Ltd.(a)	1,020,688	3,481,568
Larsen & Toubro Ltd.	185,899	3,759,460
Mahindra & Mahindra Financial Services Ltd.	437,154	3,127,819
NTPC Ltd.	882,158	2,306,389
Oberoi Realty Ltd.	136,057	1,070,978
SBI Life Insurance Co. Ltd.(a)(b)	73,657	767,894
Tata Motors Ltd.(a)	410,678	2,084,485

Security	Shares	Value
India (continued)
UPL Ltd.	185,870	$2,095,075

		30,651,880
Indonesia — 5.6%
Astra International Tbk PT	3,350,000	1,781,542
Bank Central Asia Tbk PT	1,504,300	2,555,483
Bank Mandiri Persero Tbk PT	2,747,300	1,540,552
Bank Negara Indonesia Persero Tbk PT	3,460,800	2,191,698
Bank Rakyat Indonesia Persero Tbk PT	10,584,400	2,777,765
Cikarang Listrindo Tbk PT(b)	10,792,052	901,461
Jasa Marga Persero Tbk PT(a)	47	16

		11,748,517
Malaysia — 0.8%
Malaysia Airports Holdings Bhd	763,400	1,750,468

Philippines — 0.6%
Metropolitan Bank & Trust Co.	720,191	1,185,941

Singapore — 0.6%
Keppel Corp. Ltd.	230,400	1,377,612

South Korea — 14.9%
Doosan Bobcat, Inc.	112,020	3,340,888
Korea Aerospace Industries Ltd.(a)	43,471	2,049,713
Kumho Petrochemical Co. Ltd.	14,602	1,336,561
LG Chem Ltd.	12,433	4,538,407
LG Household & Health Care Ltd.	2,178	2,442,152
POSCO	15,988	5,103,378
Samsung Electronics Co. Ltd.	3,182	7,434,667
Samsung Engineering Co. Ltd.(a)	115,803	2,033,789
Shinhan Financial Group Co. Ltd.	63,005	2,687,747

		30,967,302
Taiwan — 10.0%
Airtac International Group	125,000	2,251,011
Cathay Financial Holding Co. Ltd.	1,418,000	2,542,705
Epistar Corp.(a)	987,000	1,434,266
MediaTek, Inc.	347,000	3,992,665
Merry Electronics Co. Ltd.	253,000	1,477,417
Nanya Technology Corp.	684,000	2,191,599
Taiwan Semiconductor Manufacturing Co. Ltd.	814,000	6,894,742

		20,784,405
Thailand — 3.3%
Kasikornbank PCL — NVDR	381,200	2,594,119
Land & Houses PCL, Foreign Registered Shares	4,545,000	1,549,236

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Asian Dragon Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
Thailand (continued)
PTT PCL — NVDR	151,100	$2,661,182

		6,804,537
United States — 1.0%
Cognizant Technology Solutions Corp., Class A	25,923	2,086,801

Total Common Stocks — 92.8% (Cost — $166,191,731)		193,381,916

Participation Notes — 4.4%

China — 4.3%
Deutsche Bank AG (Han’s Laser Technology Industry Group Co. Ltd.), due 05/15/25(a)	348,300	2,928,472
Deutsche Bank AG (Jiangsu Hengli Hydraulic Co. Ltd.), due 05/11/27(a)	624,050	2,999,391
Deutsche Bank AG (Shenzhen Airport Co. Ltd.), due 04/10/23(a)	1,389,163	1,825,958
Deutsche Bank AG (Shenzhen Inovance Technology Co., Ltd.), due 02/08/28(a)	208,175	1,111,731

		8,865,552

Taiwan — 0.1%
Deutsche Bank AG (Merry Electronics Co. Ltd.), due 02/01/28(a)	50,000	286,381

Total Participation Notes — 4.4% (Cost — $7,459,648)		9,151,933

Preferred Stocks — 2.7%

China — 1.5%
Xiaoju Kuaizhi, Inc., Series A-17 (Acquired 7/28/15, cost $1,202,337)(c)(d)	43,839	2,232,721

Security	Shares	Value
China (continued)
Xiaoju Kuaizhi, Inc., Series A-18 (Acquired 5/23/16, cost $592,482)(c)(d)	15,499	$ 789,364

		3,022,085
South Korea — 1.2%
Samsung Electronics Co. Ltd., Preference Shares	1,294	2,488,275

Total Preferred Stocks — 2.7% (Cost — $4,374,032)		5,510,360

Total Long-Term Investments — 99.9% (Cost — $178,025,411)		208,044,209

Short-Term Securities — 0.5%

Money Market Funds — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.53%(e)(f)	1,019,769	1,019,769

Total Money Market Funds — 0.5% (Cost — $1,019,769)		1,019,769

	Par (000)
Time Deposits — 0.0%

United States — 0.0%
Brown Brother Harriman & Co, 1.70%, 04/02/18	13	13,463

Total Time Deposits — 0.0% (Cost — $13,463)		13,463

Total Short-Term Securities — 0.5% (Cost — $1,033,232)		1,033,232

Total Investments — 100.4% (Cost — $179,058,643)		209,077,441
Liabilities in Excess of Other Assets — (0.4)%		(739,923)

Net Assets — 100.0%		$208,337,518

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,022,085, representing 1.5% of its net assets as of period end, and an original cost of $1,794,819.
(e)	Annualized 7-day yield as of period end.

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Asian Dragon Fund, Inc.

(f)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 03/31/18	Value at 03/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	668,036	351,733	1,019,769	$1,019,769	$3,502	$—	$—
SL Liquidity Series, LLC, Money Market Series	—	—	—	—	—	861	—

				$1,019,769	$3,502	$861	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

ADR — American Depositary Receipts

NVDR — Non-voting Depository Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Asian Dragon Fund, Inc.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
China	$12,818,702	$56,901,978	$—	$69,720,680
Hong Kong	4,359,548	11,944,225	—	16,303,773
India	—	30,651,880	—	30,651,880
Indonesia	901,461	10,847,056	—	11,748,517
Malaysia	—	1,750,468	—	1,750,468
Philippines	—	1,185,941	—	1,185,941
Singapore	—	1,377,612	—	1,377,612
South Korea	—	30,967,302	—	30,967,302
Taiwan	—	20,784,405	—	20,784,405
Thailand	—	6,804,537	—	6,804,537
United States	2,086,801	—	—	2,086,801
Participation Notes	—	9,151,933	—	9,151,933
Preferred Stocks	—	2,488,275	3,022,085	5,510,360
Short-Term Securities
Money Market Funds	1,019,769	—	—	1,019,769
Time Deposits	—	13,463	—	13,463

Total	$21,186,281	$184,869,075	$3,022,085	$209,077,441

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Assets:
Opening Balance, as of December 31, 2017	$3,022,085
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—

Closing Balance as of March 31, 2018	$3,022,085

Net change in unrealized appreciation (depreciation) on investments held as of March 31, 2018	$—

4

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Asian Dragon Fund, Inc.

Transfers between Level 1 and Level 2 were as follows:

	Transfers Out of Level 1 (a)	Transfers Into Level 2 (a)
Assets:
Investments:
Common Stocks:
China	$3,014,915	$(3,014,915)
Hong Kong	2,332,651	(2,332,651)
India	12,219,825	(12,219,825)
Indonesia	7,105,482	(7,105,482)
South Korea	8,134,201	(8,134,201)

	$32,807,074	$(32,807,074)

(a)	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end:

	Value	Valuation Approach	Unobservable Inputs		Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks	$3,022,085	Market	Recent Transactions	(a)	—

(a)	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Asian Dragon Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Asian Dragon Fund, Inc.

Date: May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Asian Dragon Fund, Inc.

Date: May 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Asian Dragon Fund, Inc.

Date: May 21, 2018